Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses
Research and development	45,500	167,101	340,672	1,095,176
General and administrative	135,424	172,949	484,342	1,352,258
Total operating expenses	180,924	340,050	825,014	2,447,434
Loss from operations	(180,924)	(340,050)	(825,014)	(2,447,434)
Other expenses
Interest expense - related party	(250,823)	(255,250)	(998,076)	(975,774)
Loss before provision for income taxes	(431,747)	(595,300)	(1,823,090)	(3,423,208)
Provision for income taxes		1,600	1,600	1,603
Net Loss	$ (431,747)	$ (596,900)	$ (1,824,690)	$ (3,424,811)
Weighted average shares outstanding - basic and diluted	7,278,334	7,278,334	7,278,334	7,290,646
Net Loss per share - basic and diluted	$ (0.06)	$ (0.08)	$ (0.25)	$ (0.47)